DISCONTINUED OPERATIONS - Net Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Operating cash flows	$ 0	$ (57)	$ 241
Financing cash flows	0	(3,116)	602
Investing cash flows	0	3,839	(833)
Net cash flows	$ 0	$ 666	$ 10